Supplement to the
Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM, and Fidelity Income Replacement 2042 FundSM
September 29, 2010
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Income Replacement Fund and modify the selection of underlying Fidelity funds for any Fidelity Income Replacement Fund from time to time. Fidelity Blue Chip Growth Fund has been added to the selection of underlying funds. Fidelity Large Cap Core Enhanced Index Fund is no longer an underlying fund.

The following information replaces similar information for each fund found in each fund's "Fund Summary" section under the heading "Portfolio Manager(s)" on pages 5, 9, 13, 17, 21, 25, 29, 33, 37, 41, 45, 49, 53, and 57, respectively.

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 61.

Fidelity Blue Chip Growth Fund seeks growth of capital over the long term. FMR normally invests the fund's assets primarily in common stocks of well-known and established companies. FMR normally invests at least 80% of the fund's assets in blue chip companies (companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial AverageSM, and companies with market capitalizations of at least $1 billion if not included in either index). FMR invests the fund's assets in companies it believes have above-average growth potential.

The following information replaces similar biographical information for each fund for Jonathan Shelon found in the "Fund Management" section on page 74.

Christopher Sharpe is co-manager of each Fidelity Income Replacement Fund, which he has managed since June 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

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1.855566.105

Supplement to the
Fidelity Advisor Income Replacement 2016 FundSM, Fidelity Advisor Income Replacement 2018 FundSM, Fidelity Advisor Income Replacement 2020 FundSM, Fidelity Advisor Income Replacement 2022 FundSM, Fidelity Advisor Income Replacement 2024 FundSM, Fidelity Advisor Income Replacement 2026 FundSM, Fidelity Advisor Income Replacement 2028 FundSM, Fidelity Advisor Income Replacement 2030 FundSM, Fidelity Advisor Income Replacement 2032 FundSM, Fidelity Advisor Income Replacement 2034 FundSM, Fidelity Advisor Income Replacement 2036 FundSM, Fidelity Advisor Income Replacement 2038 FundSM, Fidelity Advisor Income Replacement 2040 FundSM, and Fidelity Advisor Income Replacement 2042 FundSM
Class A, Class T, and Class C
September 29, 2010
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Income Replacement Fund and modify the selection of underlying Fidelity funds for any Fidelity Income Replacement Fund from time to time. Fidelity Blue Chip Growth Fund has been added to the selection of underlying funds. Fidelity Large Cap Core Enhanced Index Fund is no longer an underlying fund.

The following information replaces similar information for each fund found in each fund's "Fund Summary" section under the heading "Portfolio Manager(s)" on pages 5, 9, 13, 17, 21, 25, 29, 33, 37, 41, 45, 49, 53, and 57, respectively.

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 61.

Fidelity Blue Chip Growth Fund seeks growth of capital over the long term. FMR normally invests the fund's assets primarily in common stocks of well-known and established companies. FMR normally invests at least 80% of the fund's assets in blue chip companies (companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial AverageSM, and companies with market capitalizations of at least $1 billion if not included in either index). FMR invests the fund's assets in companies it believes have above-average growth potential.

The following information replaces similar biographical information for each fund for Jonathan Shelon found in the "Fund Management" section on page 75.

Christopher Sharpe is co-manager of each Fidelity Income Replacement Fund, which he has managed since June 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

Effective July 15, 2011, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 77.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA;

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

7. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

8. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program;

9. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department; or

10. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

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1.856010.109

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section on page 78.

The CDSC may be waived on the redemption of shares (applies to Class A, Class T and Class C, unless otherwise noted):

1. Through the Smart Payment Program;

2. For disability or death;

3. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

4. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

5. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

6. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

7. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

8. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase); or

9. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

Supplement to the
Fidelity Advisor Income Replacement 2016 FundSM, Fidelity Advisor Income Replacement 2018 FundSM, Fidelity Advisor Income Replacement 2020 FundSM, Fidelity Advisor Income Replacement 2022 FundSM, Fidelity Advisor Income Replacement 2024 FundSM, Fidelity Advisor Income Replacement 2026 FundSM, Fidelity Advisor Income Replacement 2028 FundSM, Fidelity Advisor Income Replacement 2030 FundSM, Fidelity Advisor Income Replacement 2032 FundSM, Fidelity Advisor Income Replacement 2034 FundSM, Fidelity Advisor Income Replacement 2036 FundSM, Fidelity Advisor Income Replacement 2038 FundSM, Fidelity Advisor Income Replacement 2040 FundSM, and Fidelity Advisor Income Replacement 2042 FundSM
Institutional Class
September 29, 2010
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Income Replacement Fund and modify the selection of underlying Fidelity funds for any Fidelity Income Replacement Fund from time to time. Fidelity Blue Chip Growth Fund has been added to the selection of underlying funds. Fidelity Large Cap Core Enhanced Index Fund is no longer an underlying fund.

The following information replaces similar information for each fund found in each fund's "Fund Summary" section under the heading "Portfolio Manager(s)" on pages 5, 9, 13, 17, 21, 25, 29, 33, 37, 41, 45, 49, 53, and 57, respectively.

Andrew Dierdorf (co-manager) has managed the fund since June 2009.

Christopher Sharpe (co-manager) has managed the fund since June 2011.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 61.

Fidelity Blue Chip Growth Fund seeks growth of capital over the long term. FMR normally invests the fund's assets primarily in common stocks of well-known and established companies. FMR normally invests at least 80% of the fund's assets in blue chip companies (companies whose stock is included in the S&P 500® Index or the Dow Jones Industrial AverageSM, and companies with market capitalizations of at least $1 billion if not included in either index). FMR invests the fund's assets in companies it believes have above-average growth potential.

The following information supplements the similar information found in the "Buying Shares" section on page 67.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or a charitable remainder trust or life income pool established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces similar biographical information for each fund for Jonathan Shelon found in the "Fund Management" section on page 74.

Christopher Sharpe is co-manager of each Fidelity Income Replacement Fund, which he has managed since June 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Sharpe has worked as an asset allocation director and portfolio manager.

ARWI-11-03  August 16, 2011
1.856011.107